LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSES

The components of lease expenses are as follows:

	For the year ended March 31,
	2025	2026
	USD	USD

Operating lease expense	81,966	31,064
Finance lease expense
Amortization of right-of-use assets	1,546,442	1,531,337
Interest on lease liabilities	185,166	156,105
Total finance lease expense	1,731,608	1,687,442

SCHEDULE OF COMPONENTS OF FINANCE LEASE

The components of finance lease are as follows:

	For the year ended March 31,
	2025	2026
	USD	USD

Finance lease
Right-of-use assets, costs	8,428,505	8,428,505
Accumulated amortization	(4,290,586)	(5,824,443)
Termination	-	(191,989)
Right-of-use assets, net	4,137,919	2,412,073

SCHEDULE OF OTHER INFORMATION ABOUT LEASES

Other information about the Company’s leases is as follows:

	As of March 31,
	2025	2026
	USD	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	107,936	27,231
Operating cash flows used in finance leases	185,166	156,105
Financing cash flows used in finance leases	1,292,795	1,237,629
Right-of-use assets obtained in exchange for new operating lease liabilities	67,072	-
Right-of-use assets obtained in exchange for new finance lease liabilities	964,362	-
Weighted-average remaining lease term-operating	1.14 years	0.55 years
Weighted-average remaining lease term-finance	2.56 years	1.81 years
Weighted average discount rate-operating	4.0%	4.0%
Weighted average discount rate-finance	6.05%	6.57%

SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2026:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2027	10,578	1,090,232	1,101,549
2028	-	527,474	527,474
2029	-	265,804	265,065
2030	-	-	-
2031 and thereafter	-	-	-
Total undiscounted lease payments	10,578	1,883,510	1,894,088
Less: imputed interest	(132)	(127,404)	(127,536)
Lease liabilities recognized in the Consolidated Balance Sheet	10,446	1,756,106	1,766,552

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2026	42,923	1,437,484	1,480,407
2027	10,578	1,076,375	1,086,953
2028	-	524,120	524,120
2029	-	264,250	264,250
2030 and thereafter	-	-	-
Total undiscounted lease payments	53,501	3,302,229	3,355,730
Less: imputed interest	(1,227)	(278,681)	(279,908)
Lease liabilities recognized in the Consolidated Balance Sheet	52,274	3,023,548	3,075,822